Description of the Plan (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) h investment	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	6 months
Requisite service hour requirement | h	500
Employee contribution, annual increase deferral rate	1.00%
Number of investment options (or more) | investment	1
Employer contribution, vesting period	5 years
Employer contribution, annual vesting percentage	20.00%
Forfeitures used to reduce employer contribution and administrative expenses	$ 2,106,382	$ 146,432
Forfeited accounts and unallocated assets	110,284	$ 1,274,721
Note receivable from participant, minimum borrowing amount	500
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, maximum borrowing amount, percent	50.00%
General loan, minimum borrowing term	1 year
General loan, maximum borrowing term	5 years
Primary residence, borrowing term	15 years
Participant loan, interest rate	2.00%
Minimum
EBP, Description of Plan [Line Items]
Employee contribution percentage	1.00%
Employee contribution, automatic deferral rate	2.00%
Participant loan, interest rate	4.75%
Maximum
EBP, Description of Plan [Line Items]
Employee contribution percentage	50.00%
Participant loan, interest rate	10.50%
Maximum | Participant Contribution, Deferral Rate, Option One
EBP, Description of Plan [Line Items]
Employee contribution, automatic deferral rate	4.00%
Maximum | Participant Contribution, Deferral Rate, Option Two
EBP, Description of Plan [Line Items]
Employee contribution, automatic deferral rate	6.00%